NATURE OF BUSINESS AND OPERATIONS (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	May 12, 2023	Dec. 02, 1997	Mar. 20, 2023	Dec. 31, 2023
Loss on impairment of intangible assets				$ 81,600
Management evaluated assets				$ 0
Restricted shares cancelled and retire			3,000,000
Restricted shares issued			6,000,000
Reverse stock split	One for Three Hundred (1-for-300)
Series A Preferred Stock [Member] | Asset Purchase Agreement [Member]
Preferred stock issued			1,000,000
Mr. Edwards [Member]
Share issued for acquisition		2,550,000